Share-Based Compensation (Detail Textuals) $ in Thousands		12 Months Ended
	Dec. 01, 2017 share	Dec. 31, 2017 CAD ($) share	Dec. 31, 2017 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of common shares subject to all awards		575,403
Number of options issued in exchange for options issued and outstanding			40,000
Number of options granted to certain employees	535,000	535,000
Exercise Price per Share | $			$ 8.76
Aggregate fair value of options granted recognized as Share-based compensation expenses | $		$ 2,876